CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments, tax expense	$ (1)	$ (1)	$ (21)
Reclassification adjustment for translation loss realized upon sale of MIBRAG, tax benefit			13
Unrealized (loss) gain on derivatives, tax (benefit) expense	(181)	20	53
Available-for-sale securities, tax expense			(2)
Defined benefit plan, tax benefit	27	9	1
NINA contribution, tax expense		$ (17)	$ (16)
Preferred Stock At 5.75 Percent [Member]
Statement of Stockholders' Equity [Abstract]
Preferred stock conversion to common stock (as a percent)			0.0575
Preferred Stock At 4 Percent [Member]
Statement of Stockholders' Equity [Abstract]
Preferred stock conversion to common stock (as a percent)		0.0400	0.0400